UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2014

Item 1. Report to Stockholders.

Balter Long/Short Equity Fund

Annual Report
October 31, 2014

Institutional Class
[BEQIX]

TABLE OF CONTENTS

Shareholder Letter	1
Performance Information	3
Allocation of Portfolio Holdings	4
Schedule of Investments	5
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	30
Expense Example	31
Trustees and Executive Officers	33
Additional Information	35
Privacy Notice	36

Balter Long/Short Equity Fund

Performance Information
For the period ended October 31, 2014 (Unaudited)

	3 Month	6 Month	9 Month	Since Inception
Balter Long/Short Equity Fund - Institutional Class	0.40%	1.52%	0.00%	(0.10)% 1
Russell 2000 Index	5.11%	4.83%	4.80%	1.90% 2
S&P 500 Index	5.05%	8.22%	14.97%	10.99% 2

A $50,000 investment in the Balter Long/Short Equity Fund - Institutional Class

Performance data represents past performance; past performance does not guarantee future results.  Performance data excludes the effect of applicable sales charges.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (855) 854-7258, or visiting www.balterliquidalts.com.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends, but does not reflect redemption fees.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

One cannot invest directly in an index.

1 Not annualized. Commenced operations on December 31, 2013.
2 Not annualized. Since inception return as of December 31, 2013.

Balter Long/Short Equity Fund
Allocation of Investments · October 31, 2014 (Unaudited)

Balter Long/Short Equity Fund
Allocation of Securities Sold Short, Written Options and Swap Contracts · October 31, 2014 (Unaudited)

Balter Long/Short Equity Fund

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 2014

Shares		Value
COMMON STOCKS: 68.8%
Automobiles & Components: 0.6%
24,340	Motorcar Parts of America, Inc. * ^	$706,834

Capital Goods: 1.4%
21,370	Asahi Diamond Industrial Co. Ltd.	253,225
5,353	B/E Aerospace, Inc. *	398,531
10,075	Chart Industries, Inc. *	468,991
6,208	The Greenbrier Cos, Inc. ^	388,248
16,551	Taser International, Inc. *	311,821
		1,820,816
Commercial & Professional Services: 1.8%
39,144	Franklin Covey Co. * ^	767,614
17,605	Korn/Ferry International * ^	491,708
33,001	Sanix, Inc. *	151,600
16,414	Waste Connections, Inc. ^	819,058
		2,229,980
Communications Equipment: 1.4%
518,461	COM DEV International Ltd. ^	1,702,059

Consumer Durables & Apparel: 0.9%
5,524	Garmin Ltd. ^	306,472
4,617	Kate Spade & Co. *	125,259
19,258	Unifi, Inc. *	538,646
18,956	West Holdings Corp. ^	175,848
		1,146,225
Consumer Services: 1.0%
41,593	Good Times Restaurants, Inc. * ^	222,523
16,385	LifeLock, Inc. *	277,070
1,556	Panera Bread Co. - Class A * ^	251,512
9,700	Unibet Group PLC	558,947
		1,310,052
Diversified Financials: 2.9%
8,106	Actua Corp. * ^	152,393
12,045	Berkshire Hathaway, Inc. - Class B* ^	1,688,227
8,040	Moody's Corp.	797,809
3,901	Texas Pacific Land Trust ^	636,838
14,655	Zenkoku Hosho Co., Ltd.	454,035
		3,729,302
Energy: 5.8%
225,035	Aegean Marine Petroleum Network, Inc. ^	1,901,546
4,532	Baker Hughes, Inc.	240,015
108,030	Bankers Petroleum Ltd. * ^	415,039
5,132	Gulfport Energy Corp. * ^	257,524
97,503	Mitcham Industries, Inc. * ^	994,531
31,940	Parex Resources, Inc. * ^	292,747

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 2014 (continued)

Shares		Value
Energy (continued)
4,789	QEP Resources, Inc.	$120,060
30,466	Rice Energy, Inc. * ^	805,216
3,973	Schoeller-Bleckmann Oilfield Equipment AG ^	342,738
460,682	Xtreme Drilling & Coil Services Corp. * ^	1,271,213
20,590	YPF SA - ADR ^	724,150
		7,364,779
Food, Beverage & Tobacco: 0.5%
15,530	Bakkafrost P/F	379,906
14,303	Inventure Foods, Inc. * ^	189,372
		569,278
Health Care Equipment & Services: 7.4%
8,215	AAC Holdings, Inc. * ^	178,923
5,104	ABIOMED, Inc. * ^	167,360
43,090	Accuray, Inc. * ^	272,760
47,193	BioTelemetry, Inc. * ^	395,949
22,065	Community Health Systems, Inc. * ^	1,212,913
2,373	Edwards Lifesciences Corp. * ^	286,943
36,380	Ensign Group, Inc. ^	1,408,634
45,455	Extendicare, Inc. ^	329,101
37,037	Healthways, Inc. * ^	574,073
65,208	Invacare Corp. ^	1,024,418
48,154	Iridex Corp. * ^	376,564
64,322	Masimo Corp. * ^	1,623,487
5,019	NxStage Medical, Inc. * ^	76,088
32,242	OraSure Technologies, Inc. * ^	288,566
8,834	Spectranetics Corp. * ^	280,656
10,594	Vascular Solutions, Inc. * ^	311,570
53,987	Volcano Corp. * ^	546,348
		9,354,353
Household & Personal Products: 0.4%
40,155	MusclePharm Corp. * ^	520,007

Materials: 0.6%
30,728	U.S. Concrete, Inc. * ^	758,982

Media: 5.5%
3,463	CBS Corp. - Class B	187,764
45,023	Liberty Global PLC * ^	2,002,173
22,718	Liberty Media Corp. - Class C * ^	1,088,874
4,617	Madison Square Garden Co. - Class A*	349,784
106,675	Media General, Inc. * ^	1,593,724
18,715	Nexstar Broadcasting Group, Inc. - Class A ^	844,421
105,970	Sirius XM Holdings, Inc. *	363,477
5,020	Tribune Publishing Co. *	95,681
6,713	Viacom, Inc. - Class B	487,901
		7,013,799

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 2014 (continued)

Shares		Value
Mining: 0.2%
12,121	Badger Daylighting Ltd. * ^	$297,796

Pharmaceuticals, Biotechnology & Life Sciences: 5.2%
7,108	Alexion Pharmaceuticals, Inc. * ^	1,360,187
5,493	Auspex Pharmaceuticals, Inc. * ^	148,860
12,150	BioDelivery Sciences International, Inc. * ^	211,410
5,480	Bluebird Bio, Inc. *	230,105
5,823	Cancer Genetics, Inc. * ^	43,090
26,706	Enanta Pharmaceuticals, Inc. * ^	1,148,358
13,372	Medivation, Inc. * ^	1,413,421
70,656	MiMedx Group, Inc. * ^	719,278
34,965	Nippon Shinyaku Co.	1,005,448
1,740	Taro Pharmaceutical Industries Ltd. *	281,776
		6,561,933
Retailing: 2.4%
24,878	Abercrombie & Fitch Co. - Class A	832,915
1,616	Advance Auto Parts, Inc.	237,487
2,266	Dollar Tree, Inc. *	137,252
5,690	Macy's, Inc.	328,996
7,142	Ryohin Keikaku Co. Ltd. ^	950,571
6,913	TripAdvisor, Inc. * ^	612,907
		3,100,128
Semiconductors & Semiconductor Equipment: 5.5%
27,003	Brooks Automation, Inc. ^	332,947
86,883	Exar Corp. * ^	829,733
101,017	Ferrotec Corp. ^	532,402
57,956	FormFactor, Inc. * ^	461,909
41,052	Integrated Device Technology, Inc. * ^	673,663
35,178	MaxLinear, Inc. - Class A* ^	249,412
21,351	Micrel, Inc. ^	259,201
6,887	Microchip Technology, Inc. ^	296,899
100,593	Pixelworks, Inc. * ^	454,680
11,331	RF Micro Devices, Inc. *	147,416
47,376	Silicon Motion Technology Corp. - ADR ^	1,123,285
14,436	Skyworks Solutions, Inc. ^	840,753
19,217	SunEdison, Inc. * ^	374,924
131,277	Vitesse Semiconductor Corp. * ^	456,844
		7,034,068
Software & Services: 14.1%
3,020	58.com, Inc. - ADR * ^	119,501
3,198	Autohome, Inc. - ADR * ^	169,142
55,061	Callidus Software, Inc. * ^	775,810
18,210	CANCOM SE *	743,584
87,176	Constant Contact, Inc. * ^	3,082,543
29,815	Ebix, Inc. ^	439,771
71,211	Glu Mobile, Inc. * ^	275,587
504,750	Information Services Group, Inc. * ^	2,135,093

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 2014 (continued)

Shares		Value
Software & Services (continued)
82,652	Lionbridge Technologies, Inc. * ^	$399,209
8,773	LogMeIn, Inc. * ^.	421,543
37,700	Mandalay Digital Group, Inc. * ^	144,391
13,407	MasterCard, Inc. - Class A ^	1,122,836
97,760	MeetMe, Inc. * ^	193,565
22,280	Perficient, Inc. * ^	369,402
17,774	Proofpoint, Inc. * ^	782,767
24,994	Rubicon Project, Inc. * ^	286,431
190,252	Saba Software, Inc. * ^	2,549,377
33,371	Seachange International, Inc. *	225,588
7,894	SPS Commerce, Inc. * ^	460,220
89,885	TiVo, Inc. * ^	1,172,999
21,795	Transcosmos, Inc.	399,907
5,482	Visa, Inc. - Class A ^	1,323,519
14,900	WNS Holdings Ltd. - ADR * ^	301,129
		17,893,914
Technology Hardware & Equipment: 8.6%
13,344	Agilysys, Inc. *	150,787
13,786	Apple, Inc. ^	1,488,888
19,408	Applied Optoelectronics, Inc. * ^	313,245
37,781	Aruba Networks, Inc. * ^	815,314
24,999	CalAmp Corp. * ^	481,981
192,388	Extreme Networks, Inc. * ^	690,673
50,125	Flextronics International Ltd. *	537,340
17,571	Methode Electronics, Inc. ^	691,946
22,840	Newport Corp. * ^	408,607
110,148	Numerex Corp. - Class A* ^	1,436,330
33,301	OSI Systems, Inc. * ^	2,360,375
7,369	QUALCOMM, Inc. ^	578,540
23,050	Ruckus Wireless, Inc. * ^	299,189
86,608	ShoreTel, Inc. * ^	700,659
		10,953,874
Telecommunication Services: 0.8%
86,757	inContact, Inc. * ^	772,137
146,349	Monitise PLC *	77,565
2,900	SoftBank Corp.	204,969
		1,054,671
Transportation: 1.8%
3,559	AMERCO ^	964,916
9,333	American Airlines Group, Inc.	385,919
1,247	Canadian Pacific Railway Ltd.	258,977
9,440	Delta Air Lines, Inc.	379,771
7,079	Hertz Global Holdings, Inc. *	155,172
13,926	Quality Distribution, Inc. * ^	180,481
		2,325,236
TOTAL COMMON STOCKS
(Cost $81,586,053)		$87,448,086

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 2014 (continued)

Contracts (100 shares per contract)		Value
PURCHASED OPTIONS: 0.0%
Call Options: 0.0%
33	Apple, Inc., Expiration 11/14/14, Strike Price $101 *	$23,100
TOTAL PURCHASED OPTIONS
(Cost $6,493)		$23,100

Shares		Value
RIGHTS: 0.0%
7,442	Furiex Pharmaceuticals, Inc. Contingent Valued Right * (1)	$72,708
TOTAL RIGHTS
(Cost $0)		$72,708

SHORT-TERM INVESTMENTS: 31.6%
Money Market Funds: 31.6%
40,178,135	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% **	$40,178,135
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,178,135)		$40,178,135

TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $121,770,681)		$127,722,029
Liabilities in Excess of Other Assets: (0.4)%		(560,762)
TOTAL NET ASSETS: 100.0%		$127,161,267

Percentages are stated as a percent of net assets.
*	Non-income producing security.
**	The rate quoted is the annualized seven-day effective yield as of October 31, 2014.
^	All or a portion of the shares have been committed as collateral for securities sold short.
(1)	Level 3 security. See Note 2 for more information.
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Balter Long/Short Equity Fund

SCHEDULE OF SECURITIES SOLD SHORT*
AT OCTOBER 31, 2014

Shares		Value
COMMON STOCKS: 22.1%
Automobiles & Components: 0.9%
13,938	Dorman Products, Inc.	$646,166
17,588	Motorcar Parts of America, Inc.	510,755
		1,156,921
Banks: 0.4%
10,137	Ocwen Financial Corp.	238,828
16,000	Standard Chartered PLC	240,491
		479,319
Capital Goods: 3.3%
17,926	AAON, Inc.	352,246
14,830	AGCO Corp.	657,117
13,756	Beacon Roofing Supply, Inc.	380,628
1,975	Chicago Bridge & Iron Co. NV	107,914
17,330	John Bean Technologies Corp.	519,380
15,340	Kubota Corp.	237,287
17,146	NN, Inc.	428,650
4,880	OSRAM Licht AG	170,986
1,350	Power Solutions International, Inc.	88,425
7,650	SGL Carbon SE	118,298
10,173	TAL International Group, Inc.	438,761
24,701	Titan International, Inc.	260,843
9,824	Veritiv Corp.	443,161
3,732	Vicor Corp.	50,793
		4,254,489
Commercial & Professional Services: 0.9%
10,263	Matthews International Corp.	472,919
5,260	Mobile Mini, Inc.	230,546
7,547	VSE Corp.	454,933
		1,158,398
Consumer Durables & Apparel: 0.4%
51,594	Callaway Golf Co.	404,497
3,160	iRobot Corp.	112,875
		517,372
Consumer Services: 1.3%
47,500	2U, Inc.	864,500
1,077	Buffalo Wild Wings, Inc.	160,775
35,348	Papa Murphy's Holdings, Inc.	328,736
7,275	Pinnacle Entertainment, Inc.	186,458
2,276	Six Flags Entertainment Corp.	91,723
		1,632,192
Diversified Financials: 0.2%
14,359	Janus Capital Group, Inc.	215,241

SCHEDULE OF SECURITIES SOLD SHORT*
AT OCTOBER 31, 2014 (continued)

Shares		Value
Energy: 1.1%
7,290	CARBO Ceramics, Inc.	$376,674
13,310	Diamond Offshore Drilling, Inc.	501,920
19,568	Nuverra Environmental Solutions, Inc.	185,309
21,374	Seventy Seven Energy, Inc.	279,358
		1,343,261
Food & Staples Retailing: 0.2%
8,920	Metro AG	284,147

Food, Beverage & Tobacco: 0.6%
30,155	Inventure Foods, Inc.	399,252
5,610	Remy Cointreau SA	399,103
		798,355
Health Care Equipment & Services: 1.2%
3,785	Athenahealth, Inc.	463,662
5,296	Bio-Reference Laboratories, Inc.	159,092
3,464	Chemed Corp.	358,039
649	IDEXX Labs, Inc.	91,944
1,314	Medidata Solutions, Inc.	59,275
11,875	Meridian Bioscience, Inc.	220,162
2,122	Varian Medical Systems, Inc.	178,503
		1,530,677
Household & Personal Products: 0.6%
13,395	Nu Skin Enterprises, Inc.	707,658

Materials: 0.8%
5,882	Balchem Corp.	380,566
6,246	US Silica Holdings, Inc.	280,445
32,989	Vale SA - ADR	332,859
		993,870
Media: 0.4%
20,331	National CineMedia, Inc.	323,263
3,063	Rentrak Corp.	235,453
		558,716
Pharmaceuticals, Biotechnology & Life Sciences: 1.7%
1,518	Akorn, Inc.	67,627
5,630	Endo International PLC	376,760
627	Galenica AG	536,321
9,626	Orexo AB	169,468
8,710	Osiris Therapeutics, Inc.	118,717
11,960	Prosensa Holding NV	141,008
5,213	Synageva BioPharma Corp.	394,833
2,535	Valeant Pharmaceuticals International, Inc.	337,256
		2,141,990

SCHEDULE OF SECURITIES SOLD SHORT*
AT OCTOBER 31, 2014 (continued)

Shares		Value
Retailing: 2.0%
5,059	Best Buy Co., Inc.	$172,715
33,304	Big 5 Sporting Goods Corp.	409,972
5,160	Five Below, Inc.	205,729
10,780	MarineMax, Inc.	206,653
3,184	Monro Muffler Brake, Inc.	170,153
4,230	Outerwall, Inc.	267,632
4,759	Tractor Supply Co.	348,454
37,475	Tuesday Morning Corp.	764,115
		2,545,423
Semiconductors & Semiconductor Equipment: 1.3%
8,133	Advanced Energy Industries, Inc.	160,871
2,274	ASML Holding NV - NYRS	226,672
1,159	Broadcom Corp.	48,539
13,820	Canadian Solar, Inc.	440,858
1,722	Cavium, Inc.	88,356
5,869	Monolithic Power Systems, Inc.	259,351
12,555	SunPower Corp.	399,751
		1,624,398
Software & Services: 4.2%
9,866	Amber Road, Inc.	131,711
17,333	Cardtronics, Inc.	665,414
19,979	Comverse, Inc.	435,542
3,078	Cornerstone OnDemand, Inc.	111,639
2,543	Cvent, Inc.	65,965
1,693	Demandware, Inc.	101,495
44,062	Dena Co. Ltd.	555,458
2,123	Ellie Mae, Inc.	81,481
3,600	Gemalto NV	275,236
13,757	Heartland Payment Systems, Inc.	710,549
3,080	International Business Machines Corp.	506,352
6,602	ManTech International Corp. - Class A	185,912
3,845	MAXIMUS, Inc.	186,329
25,665	NeuStar, Inc.	677,813
44,030	PRGX Global, Inc.	232,919
4,128	Teradata Corp.	174,697
966	Ultimate Software Group, Inc.	145,393
1,399	YY, Inc. - ADR	115,921
		5,359,826
Technology Hardware & Equipment: 0.5%
2,956	ARRIS Group, Inc.	88,739
36,683	Dot Hill Systems Corp.	144,898
4,507	Methode Electronics, Inc.	177,486
3,741	ViaSat, Inc.	234,336
		645,459

SCHEDULE OF SECURITIES SOLD SHORT*
AT OCTOBER 31, 2014 (continued)

Shares		Value
Transportation: 0.1%
1,730	JB Hunt Transportation Services, Inc.	$138,002
TOTAL COMMON STOCKS
(Proceeds $29,020,902)		$28,085,714

EXCHANGE TRADED FUNDS: 4.8%
2,956	Direxion Daily Small Cap Bull 3X Shares	$223,562
20,456	iShares MSCI Australia ETF	520,196
4,920	iShares MSCI South Korea Capped ETF	288,460
9,432	iShares MSCI Turkey ETF	509,800
5,772	iShares PHLX Semiconductor ETF	503,030
7,400	iShares Russell 2000 ETF	862,544
17,334	iShares Russell 2000 Growth ETF	2,385,678
6,357	Market Vectors Biotech ETF	735,950
2,800	ProShares UltraPro Short Russell 2000	97,216
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $5,891,638)		$6,126,436

EXCHANGE TRADED NOTES: 0.1%
2,513	iPATH S&P 500 VIX Short-Term Futures ETN	$76,169
TOTAL EXCHANGE TRADED NOTES
(Proceeds $118,539)		$76,169

Total Securities Sold Short (Proceeds $35,031,079)		$34,288,319

Percentages are stated as a percent of net assets.
*	All securities sold short are non-income producing.
ADR	American Depositary Receipt
ETF	Exchange Traded Funds
ETN	Exchange Traded Note

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF OPTIONS WRITTEN
AT October 31, 2014

Contracts (100 shares per contract)		Value
CALL OPTIONS WRITTEN : 0.0%
33	Apple, Inc. , Expiration 12/20/14, Strike Price $110	$6,518

TOTAL CALL OPTIONS WRITTEN
(Proceeds $2,218)		$6,518

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SWAP CONTRACTS
AT October 31, 2014
Counterparty	Security	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
LONG TOTAL RETURN SWAP CONTRACTS
Goldman Sachs International	Eclat Textile Company, Ltd.	63,080	$599,350	0.804%	6/5/2024	$(42,372)
Goldman Sachs International	Hermes Microvision, Inc.	13,000	611,181	0.804%	5/8/2024	54,346
Goldman Sachs International	King Slide Works Co., Ltd.	64,000	838,492	0.804%	6/21/2024	(58,764)
Goldman Sachs International	Playtech PLC	44,100	498,058	0.804%	5/8/2024	(47,154)
			$2,547,081			$(93,944)

The accompanying notes are an integral part of these financial statements.

Balter Long/Short Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2014

ASSETS:
Investments in securities, at value: (cost of $121,770,681)	$127,722,029
Deposits at brokers	30,679,455
Cash	1,243,925
Foreign currency (cost $3,151,978)	3,052,324
Unrealized gain on swap contracts	54,346
Receivables:
Securities sold	4,760,047
Dividends and interest	22,849
Prepaid expenses	14,383
Total assets	167,549,358

LIABILITIES:
Securities sold short (proceeds $35,031,079)	34,288,319
Written options (proceeds $2,218)	6,518
Unrealized loss on swap contracts	148,290
Payables:
Securities purchased	5,526,289
Advisory fees	171,306
Administration and accounting fees	18,460
Transfer agent fees and expenses	4,406
Accrued expenses and other payables	224,503
Total liabilities	40,388,091
NET ASSETS	$127,161,267

NET ASSETS CONSIST OF:
Paid in capital	$124,808,917
Accumulated net investment loss	(22,583)
Accumulated net realized loss on investments	(4,124,895)
Net unrealized appreciation (depreciation) on:
Investments, foreign currency, and foreign currency translation	5,855,312
Securities sold short	742,760
Swaps	(93,944)
Written options	(4,300)
NET ASSETS	$127,161,267

INSTITUTIONAL CLASS:
Net Assets	$127,161,267
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	12,731,906
Net asset value, offering price and redemption price per share	$9.99

The accompanying notes are an integral part of these financial statements.

Balter Long/Short Equity Fund
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2014*

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $15,346)	$358,929
Interest	2,932
Total investment income	361,861

EXPENSES:
Investment advisory fees	1,786,425
Administration and accounting fees	85,706
Transfer agent fees and expenses	22,421
Federal and state registration fees	25,406
Audit fees	21,100
Chief Compliance Officer fees	19,917
Legal fees	15,089
Reports to shareholders	4,075
Trustee fees and expenses	5,048
Custody fees	43,462
Other	2,511
Total expense before reimbursement from advisor	2,031,160
Dividends and interest expense	633,551
Total expense before reimbursement from advisor	2,664,711
Expense reimbursement from advisor (Note 3)	(24,952)
Net expenses	2,639,759
Net investment loss	(2,277,898)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, SWAPS, WRITTEN OPTIONS, AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION
Net realized gain (loss) on transactions from:
Investments	(2,775,452)
Securities sold short	(1,089,474)
Swaps	(224,290)
Written options	(35,679)
Foreign currency and foreign currency translation	(201,876)
Total net realized gain (loss) on transactions	(4,326,771)
Net change in unrealized gain (loss) on:
Investments	5,851,696
Securities sold short	742,760
Swaps	(93,944)
Written options	(4,300)
Foreign currency and foreign currency translation	3,616
Total net unrealized gain (loss)	6,499,828
Net realized and unrealized gain on investments, securities sold short, swap contracts, written options, and foreign currency and foreign currency translation	2,173,057
Net decrease in net assets resulting from operations	$(104,841)

* Fund commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Balter Long/Short Equity Fund
STATEMENT OF CHANGES IN NET ASSETS
Period Ended October 31, 2014*

OPERATIONS:
Net investment loss	$(2,277,898)
Net realized loss on investments, securities sold short, swaps, written options, and foreign currency and foreign currency translation	(4,326,771)
Net change in unrealized appreciation on investments, securities sold short, swaps, written options, and foreign currency and foreign currency translation	6,499,828
Net decrease in net assets resulting from operations	(104,841)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	127,477,856
Cost of shares redeemed	(211,748)
Net increase in net assets from capital share transactions	127,266,108

TOTAL INCREASE IN NET ASSETS	127,161,267

NET ASSETS:
Beginning of period	-
End of period	$127,161,267
Accumulated net investment loss	$(22,583)

CHANGES IN SHARES OUTSTANDING:
Shares sold	12,753,097
Shares redeemed	(21,191)
Net increase in shares outstanding	12,731,906

* Fund commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Balter Long/Short Equity Fund
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period from
	December 31, 2013(1)
	through
	October 31, 2014

Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (2)	(0.21)
Net realized and unrealized gain on investments	0.20
Total from investment operations	(0.01)

LESS DISTRIBUTIONS:
From net investment income	-
From net realized gain	-
Total distributions	-
Net asset value, end of period	$9.99

Total return	-0.10%	(3)

RATIO/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$127,161.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived (4)	2.91%	(6)
After fees waived (4)	2.88%	(6)

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived (5)	(2.52)%	(6)
After fees waived (5)	(2.49)%	(6)
Portfolio turnover rate	248%	(3)

(1) Fund commenced operations on December 31, 2013.
(2) Calculated using the average shares outstanding method.
(3) Not annualized.
(4)
The ratio of expenses to average net assets includes dividends and interest on short positions.  The expense ratio excluding dividends and interest on short positions was 2.22% before fees waived and 2.19% after fees waived for the period ended October 31, 2014.

(5) The net investment income ratios include dividends and interest on short positions.
(6) Annualized.

The accompanying notes are an integral part of these financial statements.

Balter Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS – October 31, 2014

NOTE 1 - ORGANIZATION

The Balter Long/Short Equity Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Fund commenced operations on December 31, 2013.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Balter Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS – October 31, 2014 (continued)

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2014. See the Schedule of Investments for industry breakouts.

Balter Long/Short Equity Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks^	$87,448,086	$-	$-	$87,448,086
Purchased Options	-	23,100	-	23,100
Rights	-	-	72,708	72,708
Short-Term Investments	40,178,135	-	-	40,178,135
Total Investments in Securities	$127,626,221	$23,100	$72,708	$127,722,029

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks^	$28,085,714	$-	$-	$28,085,714
Exchange Traded Funds	6,126,436	-	-	6,126,436
Exchange Traded Notes	76,169	-	-	76,169
Total Securities Sold Short	$34,288,319	$-	$-	$34,288,319

Written Options at Fair Value	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$6,518	$-	$6,518

Swap Contracts at Fair Value	Level 1	Level 2	Level 3	Total
Long Total Return Swap Contracts	$-	$(93,944)	$-	$(93,944)
^ See Schedule of Investments for industry breakouts.

Balter Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS – October 31, 2014 (continued)

It is the Fund’s policy to recognize transfers between levels at the end of the Fund’s reporting period.  There were no transfers made into or out of Level 1, 2, or 3 during the period ended October 31, 2014.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of December 31, 2013	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Corporate Actions	72,708
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of October 31, 2014	$72,708

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at October 31, 2014:	$-

The security (above) is classified as a Level 3 security due to a lack of market activity.  The security was acquired due to a corporate action consisting of a cash tender and a spinoff of a contingent value right.  The security is valued at the last traded price of $104.77 on July 10, 2014 less the cash tender received of $95.00 ($9.77).

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.  At October 31, 2014 the Fund had capital loss carry-forwards of $2,604,120.

As of October 31, 2014, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. However, as of October 31, 2014, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Balter Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS – October 31, 2014 (continued)

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:

Balter Long/Short Equity Fund*
Cost of investments	$123,139,314
Gross tax unrealized appreciation	11,716,616
Gross tax unrealized depreciation	(7,133,901)
Net tax unrealized appreciation (depreciation)	4,582,715
Undistributed ordinary income	-
Undistributed long-term capital gains	-
Total distributable earnings	-
Other accumulated gain (loss)	(2,230,365)
Total accumulated gain (loss)	$2,352,350
* Fund commenced operations on December 31, 2013.

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the timing differences related to wash sales.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s NAV per share.  The Fund charges a 1.00% redemption fee on shares held less than 60 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

Balter Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS – October 31, 2014 (continued)

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Total Return Swap Contracts.  The Fund may enter into total return swap agreements. A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets. The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total returns swaps are marked to market daily and any change is recorded in unrealized gain/loss on the Statement of Operations.  Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the Statements of Operations.  Total return swaps outstanding at period end are listed on the schedule of swap contracts.

I.
Short Positions. The Fund may engage in short sales of securities, provided the securities are fully listed on a national securities exchange.  In a short sale, the Fund sells a security it does not own, in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. The Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Typically, the Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.  For financial statement purposes, the amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities.

J.
Options Contracts.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.  Purchased options are non-income producing securities.  At October 31, 2014, the Fund had 0.0% of net assets invested in purchased options.

Balter Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS – October 31, 2014 (continued)

When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written.  By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires or the Fund enter into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold.  When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

The activity in written options during the year ended October 31, 2014, is as follows:

	Contracts	Premiums Received
Options outstanding, beginning of period	-	$-
Options written	452	33,547
Options exercised	-	-
Options expired	(169)	(6,913)
Options closed	(250)	(24,416)
Options outstanding, end of period	33	$2,218

K.
Recent Issued Accounting Pronouncements. In June 2014, the Financial Accounting Standard Board (“FASB”) issued ASU No. 2014-11 "Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures." ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning after December 15, 2014, and for interim periods within those fiscal years.  Management is currently evaluating the impact these disclosures will have on the Fund's financial statement disclosures.

L.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Balter Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS – October 31, 2014 (continued)

M.
Money Market Investments.  The Fund invests a significant amount (31.6% of its net assets as of October 31, 2014) in the Fidelity Institutional Money Market Funds Government Portfolio-Class I (“FIGXX”).  FIGXX normally invests at least 80% of its assets in U.S. government securities and repurchase agreements for those securities, generally maintaining a dollar-weighted average maturity of 60 days or less and may potentially enter into reverse repurchase agreements.

N.
Derivatives.  The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the fiscal year ended October 31, 2014: 2,551 long option contracts were purchased and $722,595 in premiums were paid, 452 written option contracts were opened and $33,547 in premiums were received.  The average value of long options and written options held during the period ended October 31, 2014 were $11,168 and $1,286, respectively.  Total return swap contracts were opened with a notional value of $7,325,201 and closed with a notional value of $4,499,794.  The average notional value of total return swap contracts held during the period ended October 31, 2014 was $1,361,641.

Statement of Assets and Liabilities

Fair values of derivative instruments as of October 31, 2014:

	Asset Derivatives as of October 31, 2014		Liability Derivatives as of October 31, 2014
Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Options	Investments in securities, at value	$23,100	$-	$-
Written Options	-	-	Written Options	6,518
Swap Contracts	Receivables	54,346	Payables	148,290
Total		$77,446		$154,808

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2014:

Balter Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS – October 31, 2014 (continued)

Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased Options	Net realized gain (loss) and change in unrealized gain (loss) on investments	$104,085	$16,607
Written Options	Net realized gain (loss) and change in unrealized gain (loss) on written options	(35,679)	(4,300)
Swap Contracts	Net realized gain (loss) and change in unrealized gain (loss) on swaps	(224,290)	(93,944)

O.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

P.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets related to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended October 31, 2014, the following adjustments were made:

Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
$2,255,315	$201,876	$(2,457,191)

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Balter Liquid Alternatives, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.95% based upon the average daily net assets of the Fund.  For the period ended October 31, 2014, the Fund incurred $1,786,425 in advisory fees.

Apis Capital Advisors, LLC, Madison Street Partners, LLC, Midwood Capital Management LLC and Millrace Asset Group, Inc. are the sub-advisors to the Fund. The sub-advisory fee, calculated as a percentage of the Fund’s average net assets, is paid by the Advisor.

The Advisor has contractually agreed to limit the Fund’s annual expenses to 2.19% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the period ended October 31, 2014, the Advisor waived $24,952 in fees from the Balter Long/Short Equity Fund.

Balter Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS – October 31, 2014 (continued)

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At October 31, 2014, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $24,952. The Advisor may recapture a portion of the above amount no later than the date as stated below:

Balter Long/Short Equity Fund
Year of Expiration	Amount
October 31, 2017	$24,952

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees’ review and approval.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of each Fund. Fees paid by the Fund for Administration and Chief Compliance Officer Services for the period ended October 31, 2014, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the period ended October 31, 2014, were as follows:
	Purchases at Cost	Sales or Maturity Proceeds
Balter Long /Short Equity Fund	$257,311,724	$165,859,868

There were no purchases or sales of long-term U.S. Government securities for the period ended October 31, 2014.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make distributions to shareholders during the fiscal year ended October 31, 2014.

Balter Long/Short Equity Fund

NOTES TO FINANCIAL STATEMENTS – October 31, 2014 (continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum amount available was $12,000,000. Advances are not collateralized by a first lien against the Fund’s assets. During the period ended October 31, 2014, the Fund did not utilize its line of credit facility.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Balter Long/Short Equity Fund and
The Board of Trustees of
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, of Balter Long/Short Equity Fund, a series of Professionally Managed Portfolios (the Trust), including the schedule of investments, as of October 31, 2014, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 31, 2013 (commencement of operations) to October 31, 2014. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Balter Long/Short Equity Fund as of October 31, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the period December 31, 2013 to October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 30, 2014

Balter Long/Short Equity Fund

EXPENSE EXAMPLE– For the Period Ended October 31, 2014 (Unaudited)

As a shareholder of the Balter Long/Short Equity Fund you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 – October 31, 2014).

Actual Expenses

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 60 days.  Individual Retirement Accounts ("IRA") will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6).  Then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Balter Long/Short Equity Fund

EXPENSE EXAMPLE– For the Period Ended October 31, 2014 (Unaudited)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
Balter Long/Short Equity Fund	May 1, 2014	October 31, 2014	During the Period*
Actual **	$1,000.00	$1,015.20	$14.93
Hypothetical (5% annual return before expenses) ***	$1,000.00	$1,010.38	$14.90

*
The actual expenses are equal to the Fund’s annualized expense ratio of 2.94%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent six-month period.  The hypothetical expenses are equal to the Fund’s annualized expense ratio of 2.19%, multiplied by 184/365 to reflect the most recent six-month period.

**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $11.12 and the Fund’s annualized expense ratio would be 2.19%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $11.12 and the Fund’s annualized expense ratio would be 2.19%.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	Formerly, President, Talon Industries, Inc. (business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Director, PNC Funds, Inc.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The Univ. of Virginia Law School Fdn.
Eric W. Falkeis (born 1973) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since September 2011.	Chief Operating Officer, Direxion Funds since 2013; formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC 1997-2013.	1	Interested Trustee, Direxion Funds

Name, Address and Age	Positions with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	1	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds, Aston Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.
Officers of the Trust
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013. Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007.	Not Applicable.	Not Applicable.
Eric C. VanAndel (born 1975) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since April 2013.	Vice President, U.S. Bancorp Fund Services, LLC, since April 2005	Not Applicable.	Not Applicable.
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011.	Senior Vice President and Compliance Officer (and other positions), U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.
(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers.

Balter Long/Short Equity Fund

ADDITIONAL INFORMATION

Information About Proxy Voting (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (855) 854-7258 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free (855) 854-7258 or by accessing the SEC’s website at www.sec.gov.

Information About Portfolio Holdings (Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (855) 854-7258.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  The Fund posts its portfolio holdings on its website at www.balterliquidalts.com within 60 business days after calendar quarter end.

Householding (Unaudited)

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more account are from the same family.  If you would like to discontinue householding for your accounts, please call toll-free (414) 765-5316 to request individual copies of these documents.  We will begin sending individual copies thirty days after receiving your request to stop householding.  This policy does not apply to account statements.

Information About the Fund’s Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling   (855) 854-7258.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.balterliquidalts.com.

Balter Long/Short Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
Balter Liquid Alternatives, LLC
125 High Street, Oliver Street Tower, Suite 802
Boston, MA 02110

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(855) 681-5261

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

Fund Information
	Symbol	CUSIP
Balter Long/Short Equity Fund – Institutional Class	BEQIX	74316J367

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Balter Long/Short Equity Fund

FYE 10/31/2014
Audit Fees	$18,500
Audit-Related Fees	N/A
Tax Fees	$2,600
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 10/31/2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2014
Registrant	N/A
Registrant’s Investment Advisor	N/A

Balter Long/Short Equity Fund 10/31/2014 N-CSR

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Balter Long/Short Equity Fund 10/31/2014 N-CSR

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

Balter Long/Short Equity Fund 10/31/2014 N-CSR

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
 Elaine E. Richards, President

Date   01/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
 Elaine E. Richards, President

Date  01/8/2015

By (Signature and Title) /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date  01/8/2015

* Print the name and title of each signing officer under his or her signature.

Balter Long/Short Equity Fund 10/31/2014 N-CSR